Commitments and Contingencies - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Leases [Abstract]
Lease expiration year	2017
Rental expenses under operating leases	$ 2,995,000	$ 937,000	$ 446,000
Amount of material contingencies during the period	$ 0	$ 0	$ 0